Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Share-based Compensation Expense for Stock Awards
Share-based compensation expense for all stock awards consists of the following (in USD thousands):

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Research and development	$1,013	$1,010	$1,918	$1,557
Selling and marketing	692	496	886	378
General and administrative	2,378	3,170	4,993	5,171
Total	$4,083	$4,676	7,797	7,106